Accounting Policies - Summary of Intangible Asset and Financial Asset from Service Concession Agreements (Detail)	12 Months Ended
Dec. 31, 2021
Enel Distribucin Ro S.A. (ex - Ampla) (Distribution) [Member] | Brazil
Disclosure Of Service Concession Arrangements [Line Items]
Concession term	30 years
Period remaining to expiration	5 years
Enel Distribucin Cear S.A. (ex Coelce) (Distribution) [Member] | Brazil
Disclosure Of Service Concession Arrangements [Line Items]
Concession term	30 years
Period remaining to expiration	6 years
Enel Distribucion Goias S A (Distribucion) [Member] | Brazil
Disclosure Of Service Concession Arrangements [Line Items]
Concession term	30 years
Period remaining to expiration	23 years
EGP Projetos I (Volta Grande) [Member] | Brazil
Disclosure Of Service Concession Arrangements [Line Items]
Concession term	30 years
Period remaining to expiration	26 years
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Brazil
Disclosure Of Service Concession Arrangements [Line Items]
Concession term	30 years
Period remaining to expiration	7 years
P.H. Chucs S.A. [Member] | Costa Rica
Disclosure Of Service Concession Arrangements [Line Items]
Concession term	20 years
Period remaining to expiration	10 years